Summary of Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended	2 Months Ended
	Dec. 31, 2014 segment	Mar. 16, 2015	Dec. 31, 2013	Jan. 22, 2015
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Number of operating segments	1
Required cash on hand with Federal Reserve Bank	$ 2,623,000		$ 657,000
Core Deposits [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Intangible asset useful life	7 years
Amortization of core deposit intangible asset, FY 2015	40,857
Amortization of core deposit intangible asset, FY 2016	40,857
Amortization of core deposit intangible asset, FY 2017	10,215
Subsequent Event [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Dividends, date declared		Jan. 22, 2015
Dividends payable (dollars per share)				$ 0.09
Dividends, date to be paid		Mar. 16, 2015
Dividends, date of record		Feb. 27, 2015
Ohio State Bancshares, Inc. [Member] | Core Deposits [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Intangible asset useful life	10 years
Amortization of core deposit intangible asset, FY 2015	96,470
Amortization of core deposit intangible asset, FY 2016	96,470
Amortization of core deposit intangible asset, FY 2017	96,470
Amortization of core deposit intangible asset, FY 2018	96,470
Amortization of core deposit intangible asset, FY 2019	96,470
Amortization of core deposit intangible asset, FY 2020, 2021, 2022, and 2023	96,470
Amortization of core deposit intangible asset, FY 2024	$ 80,388
Minimum [Member] | Building [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, plant, and equipment, useful life	20 years
Minimum [Member] | Equipment [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, plant, and equipment, useful life	3 years
Maximum [Member] | Building [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, plant, and equipment, useful life	40 years
Maximum [Member] | Equipment [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, plant, and equipment, useful life	10 years